UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-07255

Exact name of registrant as specified in charter:
                                           Oppenheimer International Bond Fund

Address of principal executive offices:             6803 South Tucson Way
                                               Centennial, CO 80112-3924

Name and address of agent for service:                 Arthur S. Gabinet,
                               Executive Vice President & General Counsel
                                        OFI Global Asset Management, Inc.
                                               Two World Financial Center
                                                       225 Liberty Street
                                                  New York, NY 10281-1008

Registrant's telephone number, including area code:
                                                             303-768-3200

Date of fiscal year end:                                            9/30

Date of reporting period:                           07/01/2012-06/30/2013

Item 1.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07255
Reporting Period: 07/01/2012 - 06/30/2013
Oppenheimer International Bond Fund









===================== Oppenheimer International Bond Fund ======================


BANCO INVEX SA

Ticker:                      Security ID:  P13549DB6
Meeting Date: OCT 01, 2012   Meeting Type: Bondholder
Record Date:  SEP 21, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve to Hold Meeting Jointly with    For       For          Management
      Holders of Stock Exchange Certificates
      Identified with Symbol CREYB06-2U
2     Receive Report from Trustee on Current  For       For          Management
      Status of Assets of Trust 599
3     Receive Report from Manager on Current  For       For          Management
      Status of Management of Assets
4     Receive Report from Joint               For       For          Management
      Representative on Reason of Early
      Maturity of Trust
5     Approve to Make Necessary Changes to    For       For          Management
      Provisions of Trust and Management
      Agreements and to other Documents or
      Agreement to Implement Proposed
      Solution Products
6     Designate Delegates to Formalize and    For       For          Management
      Execute Approved Resolutions


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BANCO INVEX SA

Ticker:                      Security ID:  P13549DB6
Meeting Date: MAY 14, 2013   Meeting Type: Bondholder
Record Date:  MAY 06, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve to Hold Meeting Jointly with    For       For          Management
      Holders of Stock Exchange Certificates
      Identified with Symbol CREYB-06U
2     Receive Report from Trustee on Current  For       For          Management
      Status of Assets of Trust 599
3     Receive Report from ABC Capital SA de   For       For          Management
      CV in Its Role of Administrator on
      Current Status of Credit Portfolio
4     Approve Opening of Accounts in the      For       For          Management
      Name of F/599 Trust in Which Will Be
      Received Payments Coming from Mortgage
      Debtors
5     Approve Remuneration of Administrator   For       For          Management
6     Amend Resolution 3 of General Meeting   For       For          Management
      Held on Jan. 9, 2012; Amend Resolution
      6 of General Meeting Held on Oct. 1,
      2012
7     Amend Trust and Administration          For       For          Management
      Agreements and Issuance Documents as
      Well As Any Other Document or Contract
      That Is Necessary to Carry Out
      Resolutions That This General Meeting
      Passes
8     Designate Delegates to Formalize        For       For          Management
      Resolutions Approved at this Meeting


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BANK OF SCOTLAND PLC

Ticker:                      Security ID:  G4009VAA5
Meeting Date: DEC 21, 2012   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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BANK OF SCOTLAND PLC

Ticker:                      Security ID:  G4364MDJ2
Meeting Date: DEC 21, 2012   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


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JP MORGAN - HIPOTECARIA SU CASITA

Ticker:                      Security ID:  G6494LAU0
Meeting Date: OCT 04, 2012   Meeting Type: Bondholder
Record Date:  SEP 26, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Report from Joint               For       For          Management
      Representative on Demand Made by
      Hipotecaria Su Casita SA de CV
2     Approve Reassignment of Trustor's       For       For          Management
      Duties in Certain Decisions or
      Contract Acts that Still is Responsible
3     Designate Risk Rating Agencies in       For       For          Management
      Accordance with Current Status of Trust
4     Approve Activities Undertaken by        For       For          Management
      Master Servicer and Status of its
      Hiring
5     Modify Calculation Factor for Reserve   For       For          Management
      Fund for Reimbursement of Collection
      Expense
6     Amend Rules and Distribution Priority   For       For          Management
7     Amend Issuance Documents that May be    For       For          Management
      Necessary as a Consequence of
      Resolutions of Previous Items
8     Approve of Various Matters Related to   For       For          Management
      Foregoing; Designate Delegates to
      Formalize Resolutions Approved at this
      Meeting


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JP MORGAN - HIPOTECARIA SU CASITA

Ticker:                      Security ID:  G6494LAU0
Meeting Date: MAR 06, 2013   Meeting Type: Bondholder
Record Date:  FEB 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Report from Trustee on Current  For       Did Not Vote Management
      Status of Trust's Assets
2     Receive Report from Deputy Manager on   For       Did Not Vote Management
      Current Status of Portfolio and Assets
3     Receive Report from Joint               For       Did Not Vote Management
      Representative on Current Status of
      Activities Carried out to Protect
      Assets of Trust and Strategies to
      Preserve Assets
4     Ratify Expenses Incurred for            For       Did Not Vote Management
      Preservation and Protection of Assets
      of Trust
5     Approve Extension of Currently          For       Did Not Vote Management
      Authorized Solution Products
6     Amend Calculation Factor for Reserve    For       Did Not Vote Management
      Fund for Reimbursement of Collection
      Expenses
7     Approve Amendments to Issuance          For       Did Not Vote Management
      Documents to Approve Distribution
      Priority According to Section 12 of
      Trust Agreement
8     Approve of Various Matters Related to   For       Did Not Vote Management
      Foregoing
9     Designate Delegates to Formalize        For       Did Not Vote Management
      Resolutions Approved at this Meeting


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JP MORGAN - HIPOTECARIA SU CASITA

Ticker:                      Security ID:  G6494LAU0
Meeting Date: JUN 13, 2013   Meeting Type: Bondholder
Record Date:  JUN 05, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change in the Commission by     For       Did Not Vote Management
      Management
2     Amend Issuance Documents as             For       Did Not Vote Management
      Consequence of Previous Item
3     Designate Delegates to Formalize        For       Did Not Vote Management
      Resolutions Approved at this Meeting

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OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Ticker: IOEXX                           Security ID: 68383G108
Meeting Date: JUN 21, 2013              Meeting Type: Special
Record Date:  MAR 28, 2013

#       Proposal                                        Mgt  Vote
                                                        Rec  Cast    Sponsor

1.1     Elect Trustee Brian F. Wruble                   For  FOR     Management
1.2     Elect Trustee David K. Downes                   For  FOR     Management
1.3     Elect Trustee Matthew P. Fink                   For  FOR     Management
1.4     Elect Trustee Edmund Giambastiani, Jr.          For  FOR     Management
1.5     Elect Trustee Phillip A. Griffiths              For  FOR     Management
1.6     Elect Trustee Mary F. Miller                    For  FOR     Management
1.7     Elect Trustee Joel W. Motley                    For  FOR     Management
1.8     Elect Trustee Joanne Pace                       For  FOR     Management
1.9     Elect Trustee Mary Ann Tynan                    For  FOR     Management
1.10    Elect Trustee Joseph M. Wikler                  For  FOR     Management
1.11    Elect Trustee Peter I. Wold                     For  FOR     Management
1.12    Elect Trustee William F. Glavin, Jr.            For  FOR     Management
2(a)    Approve Change of Fundamental Investment
        Policy Relating to Borrowing                    For  FOR     Management
2(b-1)  Approve Change of Fundamental Investment
        Policy Relating to Concentration of Investments For FOR Management 2(c-1) Remove the Fundamental Policy Relating
        to Diversification of Investments               For  FOR     Management
2(c-2)  Remove the Additional Fundamental Policy
        Relating to Diversification of Investments      For  FOR     Management
2(d)    Approve Change of Fundamental Investment
        Policy Relating to Lending                      For  FOR     Management
2(e)    Approve Change of Fundamental Investment
        Policy Relating to Real Estate and Commodities  For  FOR     Management
2(f)    Approve Change of Fundamental Investment
        Policy Relating to Senior Securities            For  FOR     Management
2(g)    Approve Change of Fundamental Investment
        Policy Relating to Underwriting                 For  FOR     Management
2(r)    Change Fundamental Investment Objective
        to Non-Fundamental                              For  FOR     Management
2(s)    Approve Change in Investment Objective          For  FOR     Management
3       Approve Conversion to Delaware Statutory Trust  For  FOR     Management

========== END NPX REPORT




SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                          Oppenheimer International Bond Fund

By:                                                William F. Glavin, Jr.*
                                                  William F. Glavin, Jr.,
                                 President and Principal Executive Officer

Date:  December 18, 2013

*By:   /s/ Randy Legg
       Randy Legg, Attorney in Fact